Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 2,210		$ 370		$ 3,774	$ 290
Engineering Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,279		324		2,036	211
General And Administrative Costs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	975		32		1,700	72
Satellite Construction in Progress [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ (44)	[1]	$ 14	[1]	$ 38	$ 7

[1]	For the three months ended March 31, 2022 stock-based compensation was reversed as a result of forfeiture of options previously provided to a supplier.